Schedule of Other Payables (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Other Payables
Outsourcing fees	¥ 1,584	¥ 19,085
Professions fees	9,912	1,266
Sales and marketing	4,596	160
Research and development	8,180	7,370
Income tax withholding	3,110	16,423
Compensations	16,070	9,247
Business tax payable	3,919	6,888
Others	10,779	4,326
Total other payables	¥ 58,150	¥ 64,765